SUPPLEMENTAL FINANCIAL INFORMATION (Details 3) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfDepreciationExpenseLineItems [Line Items]
Depreciation expense	$ (3,661)	$ (4,371)
Mining, other development expense
DisclosureOfDepreciationExpenseLineItems [Line Items]
Depreciation expense	(3)	(6)
Milling, conversion expense
DisclosureOfDepreciationExpenseLineItems [Line Items]
Depreciation expense	(3,264)	(3,895)
Cost of services
DisclosureOfDepreciationExpenseLineItems [Line Items]
Depreciation expense	(233)	(303)
Exploration and evaluation
DisclosureOfDepreciationExpenseLineItems [Line Items]
Depreciation expense	(124)	(123)
General and administrative
DisclosureOfDepreciationExpenseLineItems [Line Items]
Depreciation expense	$ (37)	$ (44)